Basis of Presentation and other significant accounting policies	6 Months Ended
Jun. 30, 2025
Basis of Presentation and other significant accounting policies
Basis of Presentation and other significant accounting policies

Note 2

Basis of Presentation and other significant accounting policies

2.1. Basis for preparation

The interim condensed consolidated financial statements for the six months ended 30 June 2025 have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and as endorsed by the EU and with further requirements in the Danish Financial Statements Act for interim reports of listed companies.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s annual consolidated financial statements as of 31 December 2024.

The accounting policies, judgements and estimates are consistent with those applied in the Annual Report for 2024. For a complete description of accounting policies, see Note 2 to the consolidated financial statements for 2024.

The interim condensed consolidated financial statements are presented in euros and all values are rounded to the nearest thousand, except when otherwise indicated.

Effective 1 January 2025, the functional currency of former Eneti group entities were changed to the euro (€). This change was made to better reflect the economic environ-ment in which the subsidiaries operate and to align the reporting across the Group.

Comparative figures

Consolidated figures for the six months ended 30 June 2024 comprised the Parent Company, Cadeler A/S, and its subsidiaries (which are wholly owned by the Group). For more information, please refer to Note 29 to the consolidated financial statements in the Annual Report 2024. The activities between the two years are unchanged, hence the numbers are comparable.

Going concern assessment

The Company’s Board of Directors and Executive Directors have, at the time of approving the interim condensed consolidated financial statements, assessed that the Group has adequate resources to continue as a going concern at least 12 months after the balance sheet date.

Thus, the Group continues to adopt the going concern basis of accounting in preparing the interim condensed consolidated financial statements.

Note 2

Basis of Presentation and other significant accounting policies

Continued from previous page

2.2. Changes in accounting policies and disclosures

2.2.1. New accounting policies and disclosures

The Group has adopted standards and interpretations effective as of 1 January 2025. Adoption of new and amended standards and interpretations had no material impact on the interim condensed consolidated financial statements.

2.2.2. Standards issued but not yet effective

The IASB has issued a number of amended accounting standards (IFRS) and interpretations (IFRIC). The Group has assessed these accounting standards and interpretations, and does not anticipate the amended standards to have any material impact on either the Group’s figures or disclosures.

IFRS 18 Presentation and Disclosure in Financial Statements, which was issued in April 2024, becomes effective for reporting periods beginning on or after 1 January 2027 and thus has no impact on the Group’s interim condensed consolidated financial statements. The Group will assess the impact of these accounting standards on the Group’s figures and disclosures.

The Group has not early adopted any standard, interpretation or amendments that have been issued but are not yet effective.

2.3. Material accounting judgements, estimates and assumptions

The preparation of the Group’s interim condensed consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

The following accounting judgements, estimates and assumptions, which Management deems to be material to the preparation of the interim condensed consolidated financial statements, are unchanged from year-end 2024:

●	Useful life of vessels
●	Impairment of non-financial assets
●	Identification of CGU for the purpose of goodwill impairment
●	Revenue recognition
●	Macroeconomic factors and climate risks
●	Income tax

Refer to Note 2.4 to the consolidated financial statements for 2024.